Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Computation of Weighted Average Number of Common Shares Outstanding for Basic and Diluted Earnings Per Share

The weighted average number of common shares outstanding for basic and diluted earnings per share computations was as follows:

	2013	2012	2011
Weighted average common shares	2,980,602	2,980,602	2,980,602
Average treasury shares	(244,129)	(245,713)	(245,803)

Total weighted average common shares outstanding (basic)	2,736,473	2,734,889	2,734,799
Dilutive effect of assumed exercise of stock options	2,004	252	39

Weighted average common shares outstanding (diluted)	2,738,477	2,735,141	2,734,838